Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	AVALARA, INC.
Entity Central Index Key	0001348036
Entity Emerging Growth Company	false
Entity File Number	001-38525
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-1995935
Entity Address, Address Line One	255 South King Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	(206)
Local Phone Number	826-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AVLR
Security Exchange Name	NYSE